Employee Benefit - Maturity Profile of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 25,137	$ 24,500
Weighted average duration of defined benefit obligation	9 years	10 years
Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation		11 years
Within one year [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 1,340	$ 855
Between 2 and 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	2,489	2,374
Between 6 and 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	4,391	4,187
Beyond 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 16,917	$ 17,084